Investments in joint ventures	12 Months Ended
Dec. 31, 2018
Disclosure of joint ventures [abstract]
Investments in joint ventures
Investments in joint ventures

The table below lists the Group’s investment in joint ventures for the years ended December 31, 2018, 2017 and 2016:

		% of ownership interest held
Name of the entity	Country of incorporation and operation	December 31, 2018	December 31, 2017	December 31, 2016
CHS AGRO S.A. (i)	Argentina	50%	50%	50%

On February 26, 2013, the Group formed CHS AGRO, a joint venture with CHS Inc. CHS Inc. is a leading farmer-owned energy, grains and foods company based in the United States. The Group holds a 50% interest in CHS AGRO. On October 2014, CHS AGRO finished its sunflower processing plant in the city of Pehuajo, Province of Buenos Aires, Argentina.

The following amounts represent the assets (including goodwill) and liabilities, and income and expenses of the joint ventures:

	2018	2017
Assets:
Non-current assets	9,860	7,931
Current assets	6,710	8,882
	16,570	16,813
Liabilities:
Non-current liabilities	25,949	22,002
Current liabilities	18,622	19,197
	44,571	41,199
Net liabilities of joint venture	(28,001)	(24,386)

	2018	2017	2016
Income	9,305	14,879	9,390
Expenses	(31,989)	(22,657)	(16,048)
Loss before income tax	(22,684)	(7,778)	(6,658)

The shares in the joint ventures were not publicly traded for any of the years presented.

There are no contingent liabilities relating to the Group’s interest in the joint ventures, and no contingent liabilities of the ventures themselves.

According to the laws of certain of the countries in which the Group operates, 5% of the profit of the year is separated to constitute legal reserves until they reach legal capped amounts (20% of total capital). These legal reserves are not available for dividend distribution and can only be released to absorb losses. The Group’s joint ventures have not reached the legal capped amounts.

The Group guarantees some financial debt of CHS AGRO for an amount of $9.8 million.